Related Party Transactions - Summary of Amounts Due to and from CMA CGM Companies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets [Member]
Related Party Transaction [Line Items]
Amounts due from CMA CGM companies presented within current assets	$ 7,006	$ 14,413
Current Liabilities [Member]
Related Party Transaction [Line Items]
Amounts due to CMA CGM companies presented within current liabilities	$ 1,969	$ 7,077